Equity (Details) - Schedule of exercise prices and remaining contractual life (in years)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants Outstanding	202,251
Exercise Price One [Member] | Equity Option [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 10
Number of warrants Outstanding	22,750
Remaining Contractual Life (in years)	2 years 1 month 24 days
Exercise Price Two [Member] | Equity Option [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 25
Number of warrants Outstanding	179,501
Remaining Contractual Life (in years)	3 years 1 month 9 days